Condensed Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - Predecessor [Member] - USD ($)	11 Months Ended	12 Months Ended
	Dec. 12, 2022	Dec. 31, 2023
Gross proceeds	$ 1,964,524	$ 18,114,193
Issuance costs	99,140	2,390,285
Convertible Notes Payable [Member]
Principal amount	5,230,000
Accrued interest	428,888
Convertible Notes Payable One [Member]
Principal amount	3,961,000
Accrued interest	709,608
Derivative liability	$ 1,167,601
Warrant [Member]
Gross proceeds		966,349
Issuance costs		$ 208,702